Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Abstract]
Consolidated income before taxes	$ 41,751	$ 105,558	$ 97,928
Average statutory tax rate	25.00%	25.00%	30.00%
Corporate income tax at average statutory tax rate	$ (10,438)	$ (26,390)	$ (29,378)
Income tax of associates, net	128	1,808	1,639
Differences in statutory tax rates	(94)	(7,076)	752
Unrecognized NOLs and deferred tax assets	(37,183)	(14,161)	(22,972)
Purchase of Liberty's equity interest in Solana	36,352	0	0
Other permanent differences	(8,895)	11,220	5,385
Other non-taxable income/(expense)	(4,747)	3,649	1,915
Total income tax expense	$ (24,877)	$ (30,950)	$ (42,659)
Effective tax rate	25.00%	25.00%	30.00%
Identified uncertain tax position	$ 0	$ 0